Consolidated Statements of Stockholders’ Equity - USD ($)	Preferred Shares Outstanding	Preferred A-1 Shares Outstanding	Preferred B Shares Outstanding	Preferred B-2 Shares Outstanding	Preferred C Shares Outstanding	Common Shares Par	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interest	Total
Balance at Dec. 31, 2021						$ 22	$ (201,605)	$ 77,735,165	$ (67,352,809)		$ 10,180,773
Balance (in Shares) at Dec. 31, 2021						22,220
Stock option and warrant compensation								1,413,904			1,413,904
Issuance of shares for vested restricted stock units						$ 4		1,209,902			1,209,906
Issuance of shares for vested restricted stock units (in Shares)						463
Issuance of shares for services						$ 5		507,553			507,558
Issuance of shares for services (in Shares)						3,707
Exercise of warrants, modification of warrants, and issuance of warrants						$ 5		1,203,764			1,203,769
Exercise of warrants, modification of warrants, and issuance of warrants (in Shares)						4,486
Sale of Series B Preferred shares to related party								20,000			20,000
Sale of Series B Preferred shares to related party (in Shares)			1
Redemption of Series B Preferred shares to related party								(20,000)			(20,000)
Redemption of Series B Preferred shares to related party (in Shares)			(1)
Shares issued as inducement on loans, net of issuance costs						$ 2		146,520			146,522
Shares issued as inducement on loans, net of issuance costs (in Shares)						1,195
Warrants issued for cash, net of issuance costs								878,622			878,622
Exercise of warrants						$ 45		(45)
Exercise of warrants (in Shares)						44,173
Issuance of shares for debt issuance costs						$ 1		96,029			96,030
Issuance of shares for debt issuance costs (in Shares)						262
Issuance of warrants for offering, net of issuance costs						$ 31		17,232,276			17,232,307
Issuance of warrants for offering, net of issuance costs (in Shares)						30,609
Issuance costs related to exercise of warrants, modification of warrants, and issuance of warrants								(94,195)			(94,195)
Issuance of shares for settlement of AP						$ 1		79,999			80,000
Issuance of shares for settlement of AP (in Shares)						231
Modification of warrants								37,677	(37,677)
Series A-1 Preferred shares issued for exchange agreement
Rounding from reverse stock split						$ (8)		(5)			(13)
Rounding from reverse stock split (in Shares)						301
Net loss									(27,649,876)		(27,649,876)
Balance at Dec. 31, 2022						$ 108	(201,605)	100,448,166	(95,040,362)		5,206,307
Balance (in Shares) at Dec. 31, 2022						107,647
Stock option compensation								589,014			609,014
Restricted stock unit compensation								308,479			308,479
Issuance of restricted stock units for compensation						$ 2		(2)
Issuance of restricted stock units for compensation (in Shares)						157
Sale of common stock						$ 9		507,007			507,016
Sale of common stock (in Shares)						8,463
Issuance of shares for services						$ 75		484,450			484,525
Issuance of shares for services (in Shares)						74,675
Issuance of shares of Pearsanta Common Stock for IP								10,000			10,000
Warrants issued for cash, net of issuance costs								1,581,467			1,581,467
Exercise of warrants						$ 1,057		(57)			1,000
Exercise of warrants (in Shares)						1,055,374
Sale of Series C Preferred shares to related party								1,000			1,000
Sale of Series C Preferred shares to related party (in Shares)					1
Issuance of shares for debt issuance costs						$ 32		354,806			354,838
Issuance of shares for debt issuance costs (in Shares)						31,251
Issuance of warrants for offering, net of issuance costs								14,411,028			14,411,028
Modification of warrants								319,871	(319,871)
Redemption of Series C Preferred shares to related party								(1,000)			(1,000)
Redemption of Series C Preferred shares to related party (in Shares)					(1)
Series A-1 Preferred shares issued for exchange agreement		$ 22						22,277,211			22,277,233
Series A-1 Preferred shares issued for exchange agreement (in Shares)		22,280
Note exchange agreement				$ 3				2,686,306			2,686,309
Note exchange agreement (in Shares)				2,625
Rounding from reverse stock split						$ 36		(36)
Rounding from reverse stock split (in Shares)						41,351
Net loss									(32,380,839)	(9,608)	(32,390,447)
Balance at Dec. 31, 2023		$ 22		$ 3		$ 1,319	$ (201,605)	$ 143,997,710	$ (127,741,072)	$ (9,608)	$ 16,046,769
Balance (in Shares) at Dec. 31, 2023		22,280		2,625		1,318,918